Performance Management - RS Shares Prospectus	Jan. 26, 2026
GuideMark(R) Large Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]	The RS Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategies on October 9, 2015. The performance set forth below prior to such date is attributable to the previous investment strategies and different sub-advisors.
Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEMARK® LARGE CAP CORE FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	24.25%
Worst Quarter:	Quarter ended March 31, 2020	-21.48%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	24.25%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(21.48%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

GuideMark(R) Emerging Markets Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The Fund changed its investment strategies on October 9, 2015. The performance set forth below prior to such date is attributable to the previous investment strategies and different sub-advisors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart [Heading]	GUIDEMARK® EMERGING MARKETS FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2020	19.40%
Worst Quarter:	Quarter ended March 31, 2020	-25.06%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	19.40%
Highest Quarterly Return, Date	Dec. 31, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(25.06%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.

GuideMark(R) Small/Mid Cap Core Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the
Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategies on October 9, 2015. The performance set forth below prior to such date is attributable to the previous investment strategies and different sub-advisors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Performance Additional Market Index [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance and an additional index with characteristics relevant to the Fund's investments.
Bar Chart [Heading]	GUIDEMARK® SMALL/MID CAP CORE FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended June 30, 2020	27.45%
Worst Quarter:	Quarter ended March 31, 2020	-29.92%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	27.45%
Highest Quarterly Return, Date	Jun. 30, 2020
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(29.92%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.

GuideMark(R) World ex-US Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses. The Fund changed its investment strategies on October 9, 2015. The performance set forth below prior to such date is attributable to the previous investment strategies and different sub-advisors.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart [Heading]	GUIDEMARK® WORLD EX-US FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2022	17.76%
Worst Quarter:	Quarter ended March 31, 2020	-22.94%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	17.76%
Highest Quarterly Return, Date	Dec. 31, 2022
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(22.94%)
Lowest Quarterly Return, Date	Mar. 31, 2020
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
GuideMark(R) Core Fixed Income Fund
Prospectus [Line Items]
Bar Chart and Performance Table [Heading]	Performance
Performance Narrative [Text Block]
The RS Shares of the Fund are a new class of shares for which performance information is not available, therefore, the bar chart and table that follow illustrate annual returns for Service Shares of the Fund, a separate class of shares not offered in this Prospectus, for periods ended December 31. This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance. The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future. The RS Shares of the Fund would have different returns from the Service Shares because, although the shares are invested in the same portfolio of securities, RS Shares have different expenses.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance (before and after taxes) is not necessarily an indication of how the Fund will perform in the future.
Performance Information Illustrates Variability of Returns [Text]	This information is intended to give you some indication of the risks of investing in the Fund by showing changes in the Fund’s performance from year to year and how the Fund’s average annual returns over time compare with those of a broad measure of market performance.
Bar Chart [Heading]	GUIDEMARK® CORE FIXED INCOME FUND – SERVICE SHARES Calendar Year Returns as of 12/31
Bar Chart Closing [Text Block]	During the period shown on the bar chart, the Fund’s best and worst quarters are shown below:

Best Quarter:	Quarter ended December 31, 2023	7.08%
Worst Quarter:	Quarter ended March 31, 2022	-6.30%

Highest Quarterly Return, Label [Optional Text]	Best Quarter:
Highest Quarterly Return	7.08%
Highest Quarterly Return, Date	Dec. 31, 2023
Lowest Quarterly Return, Label [Optional Text]	Worst Quarter:
Lowest Quarterly Return	(6.30%)
Lowest Quarterly Return, Date	Mar. 31, 2022
Performance Table Heading	Average Annual Total Returns for Periods Ended December 31, 2025
Performance Table Uses Highest Federal Rate	After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes.
Performance Table Not Relevant to Tax Deferred	In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal.
Performance Table Explanation after Tax Higher	In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.
Performance Table Footnotes	Service Shares performance reflects any applicable fee waiver and/or expense reimbursements. The RS Shares have higher ongoing expenses than the Service Shares. Returns for the RS Shares are expected to be lower than the returns of the Service Shares shown due to differences in their expenses.
Index No Deduction for Fees, Expenses, or Taxes [Text]	(reflects no deduction for fees, expenses or taxes)
Performance Table Closing [Text Block]
After-tax returns are calculated using the historical highest individual federal marginal income tax rates, and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown. In addition, the after-tax returns shown are not relevant to investors who hold their Fund shares through tax-advantaged arrangements such as 401(k) plans and individual retirement accounts because such accounts are only subject to taxes upon withdrawal. In certain cases, the figure representing “Return After Taxes on Distributions and Sale of Fund Shares” may be higher than the other return figures for the same period. A higher after-tax return results when a capital loss occurs upon redemption and provides an assumed tax deduction that benefits the investor.